Investments in Associates and Joint Ventures - Summarized Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in associates and joint ventures [Line Items]
Assets		₩ 105,287,678	₩ 103,443,735
Liabilities		42,894,966	42,000,967
Equity		62,392,712	61,442,768	₩ 59,598,600	₩ 58,191,897
Sales		68,986,938	73,459,408	77,056,549
Net income (loss)		527,023	1,005,276	₩ 1,846,059
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		5,186,881	4,770,385
Liabilities		4,361,206	4,013,505
Equity		825,675	756,880
Sales		638,593	596,497
Net income (loss)		23,070	177,922
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		553,862	656,049
Liabilities		531,702	560,530
Equity		22,160	95,519
Sales		767,857	690,103
Net income (loss)		(73,652)	(127,233)
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		505,987	540,333
Liabilities		382,416	417,139
Equity		123,571	123,194
Sales		363,995	430,679
Net income (loss)		377	5,089
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		683,282	690,646
Liabilities		584,471	599,199
Equity		98,811	91,447
Sales		24,289	21,920
Net income (loss)		7,364	(29,582)
Domestic [member] | CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Assets		13,340	14,663
Liabilities		2,694	2,968
Equity		10,646	11,695
Sales		1,050
Net income (loss)		(1,049)	(1,302)
Domestic [member] | PCC Amberstone Private Equity Fund 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		33,795	72,722
Liabilities		2,067	2,455
Equity		31,728	70,267
Sales		891	7
Net income (loss)		(5,329)	(5,508)
Domestic [member] | POSCO MC MATERIALS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		349,737	385,270
Liabilities		104,830	127,335
Equity		244,907	257,935
Sales		205,386	226,376
Net income (loss)		(8,479)	1,217
Foreign [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	[1]		1,030,657
Liabilities	[1]		72,827
Equity	[1]		957,831
Sales	[1]		147,136
Net income (loss)	[1]		80,352
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		11,118,720	10,460,434
Liabilities		2,625,843	2,356,265
Equity		8,492,877	8,104,169
Sales		7,209,853	7,179,077
Net income (loss)		1,641,837	2,038,555
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		932,780	955,592
Equity		932,780	955,592
Net income (loss)		79,937	57,722
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		276,085	282,087
Liabilities		22,804	43,052
Equity		253,281	239,035
Sales		54,101	118,408
Net income (loss)		35,522	74,690
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		1,272,968	1,180,532
Liabilities		769,371	699,775
Equity		503,597	480,757
Sales		1,455,502	1,595,656
Net income (loss)		61,595	56,830
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		875,900	3,364,786
Liabilities		1,692,942	3,468,220
Equity		(817,042)	(103,434)
Sales		856,215	694,120
Net income (loss)		(684,937)	(571,215)
Foreign [member] | HBIS-POSCO Automotive Steel Co.,Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Assets		964,614	1,024,831
Liabilities		679,930	645,671
Equity		284,684	379,160
Sales		625,983	518,808
Net income (loss)		(97,928)	(90,757)
Foreign [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		1,073,184	818,168
Liabilities		172,335	25,039
Equity		900,849	793,129
Sales		701,059
Net income (loss)		40,197	(644)
Foreign [member] | M RES NSW HCC II Pty Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		109,139
Liabilities		3
Equity		109,136
Net income (loss)		(2,761)
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		1,445,230	1,634,345
Liabilities		393,409	518,743
Equity		1,051,821	1,115,602
Sales		462,017	409,790
Net income (loss)		229,086	183,392
Foreign [member] | AES Mong Duong Power Company Limited [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets			1,758,256
Liabilities			922,268
Equity			835,988
Sales			460,672
Net income (loss)			118,071
Foreign [member] | 9404-5515 Quebec Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		1,631,812	1,704,653
Liabilities		21
Equity		1,631,791	1,704,653
Net income (loss)		47,813	136,320
Foreign [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		57,067	61,735
Liabilities		1,579,336	1,521,991
Equity		(1,522,269)	(1,460,256)
Sales		0	102,869
Net income (loss)		(96,001)	(396,146)
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		97,944	128,215
Liabilities		325	102
Equity		97,619	128,113
Sales		28,117	90,578
Net income (loss)		25,960	88,572
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		491,050	519,560
Liabilities		303,284	282,321
Equity		187,766	237,239
Sales		187,021	237,102
Net income (loss)		(70,342)	(27,170)
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		340,488	325,284
Liabilities		71,616	39,058
Equity		268,872	286,226
Sales		187,600	82,254
Net income (loss)		(21,282)	(7,139)
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		190,896	209,725
Liabilities		111,514	124,359
Equity		79,382	85,366
Sales		19,108	19,133
Net income (loss)		3,693	6,191
Foreign [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		99,974	98,919
Liabilities		55,384	58,972
Equity		44,590	39,947
Sales		151,451	139,499
Net income (loss)		₩ 3,814	₩ 2,145

[1]	Summarized financial information of POSCO AUSTRALIA PTY LTD, PT. KRAKATAU POSCO and Senex Holdings PTY LTD, a subsidiary of POSCO HOLDINGS INC., are based on its consolidated financial information. The financial information of the other entities is based on separate financial statements of each entity.